Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Fixed asset, gross	$ 6,956,577	$ 3,795,366	$ 24,600
Less: accumulated depreciation	(312,087)	(32,034)	(3,335)
Fixed asset, net	6,644,490	3,763,332	21,265
Website [Member]
Property, Plant and Equipment [Line Items]
Fixed asset, gross	16,600	16,600	16,600
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed asset, gross	4,501,756	3,778,766	$ 8,000
Land [Member]
Property, Plant and Equipment [Line Items]
Fixed asset, gross	205,442
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed asset, gross	$ 2,232,779